Remuneration of key management personnel (Tables)	12 Months Ended
Dec. 31, 2019
Remuneration of key management personnel
Schedule of remuneration of key management personal

	2019	2018	2017
	US$'000	US$'000	US$'000
Fixed remuneration	5,404	6,068	5,625
Variable remuneration	254	—	3,710
Contributions to pension plans and insurance policies	350	379	215
Share-based compensation	4,882	1,777	1,738
Termination benefits	1,147	2,284	—
Other remuneration	7	23	17
Total	12,044	10,531	11,305